PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS - Additional Information (Detail 1) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Multiplier $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Debt Conversion [Line Items]
Gain (loss) related to change in fair value of convertible promissory notes | $	$ 41,259	$ (51,950)
Tencent Limited
Debt Conversion [Line Items]
2017 Convertible Notes, aggregate principal amount | $	50,000	100,000
Parent Company
Debt Conversion [Line Items]
Gain (loss) related to change in fair value of convertible promissory notes | $	41,259	(51,950)
2017 Convertible Notes
Debt Conversion [Line Items]
2017 Convertible Notes, aggregate principal amount | $	$ 675,000	$ 675,000
Convertible promissory notes, interest rate	5.00%	5.00%
Conversion percentage	50.00%	50.00%
Conversion price | $ / shares		$ 14.807
Number of days after default in which outstanding obligation would be immediately due and payable	3 days	3 days
Number of ordinary shares converted from debt | shares	3,592,415
Extention term of debt instrument if no IPO closing date occurred on or before respective third anniversary date		2 years
Outstanding unconverted and unpaid principal amount multiplier | Multiplier	1.31
Effective stipulated conversion price of convertible debt | $ / shares	$ 14.807
Debt, outstanding principal amount, converted | $	$ 0
2017 Convertible Notes | Parent Company
Debt Conversion [Line Items]
2017 Convertible Notes, aggregate principal amount | $	$ 675,000	$ 675,000
Convertible promissory notes, interest rate	5.00%	5.00%
Conversion percentage	50.00%	50.00%
Conversion price | $ / shares		$ 14.807
Number of days after default in which outstanding obligation would be immediately due and payable	3 days	3 days
Extention term of debt instrument if no IPO closing date occurred on or before respective third anniversary date	2 years
Outstanding unconverted and unpaid principal amount multiplier | Multiplier	1.31
Effective stipulated conversion price of convertible debt | $ / shares	$ 14.807
2017 Convertible Notes | Minimum
Debt Conversion [Line Items]
Conversion price | $ / shares	13.13
2017 Convertible Notes | Minimum | Parent Company
Debt Conversion [Line Items]
Conversion price | $ / shares	13.13
2017 Convertible Notes | Maximum
Debt Conversion [Line Items]
Conversion price | $ / shares	14.26
2017 Convertible Notes | Maximum | Parent Company
Debt Conversion [Line Items]
Conversion price | $ / shares	$ 14.26
2017 Convertible Notes | Class A ordinary shares
Debt Conversion [Line Items]
Amount of outstanding principal converted | $	$ 50,000
Number of ordinary shares converted from debt | shares	3,592,415
2017 Convertible Notes | Class A ordinary shares | Parent Company
Debt Conversion [Line Items]
Amount of outstanding principal converted | $	$ 50,000
Number of ordinary shares converted from debt | shares	3,592,415